Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Aug. 30, 2023	Aug. 09, 2023	Jun. 30, 2023	Jan. 30, 2023	Nov. 09, 2022	Oct. 05, 2022	Sep. 14, 2022	Aug. 08, 2022
C000238758 [Member]
Account Value [Line Items]
Accumulated Value	$ 16,946	$ 14,621	$ 13,039			$ 11,261		$ 10,000
C000238755 [Member]
Account Value [Line Items]
Accumulated Value	23,026	19,062	16,396			12,809		10,000
C000238756 [Member]
Account Value [Line Items]
Accumulated Value	16,900	13,425	11,943			10,436		10,000
C000237295 [Member]
Account Value [Line Items]
Accumulated Value	20,139	16,498	14,252			11,404				$ 10,000
C000237654 [Member]
Account Value [Line Items]
Accumulated Value	22,229	13,012	11,969			10,379	$ 10,000
C000242671 [Member]
Account Value [Line Items]
Accumulated Value	22,229	13,012	11,969			10,379	10,000
C000240405 [Member]
Account Value [Line Items]
Accumulated Value	17,791	14,512	11,306	$ 10,000
C000238757 [Member]
Account Value [Line Items]
Accumulated Value	16,779	12,971	12,183			11,000		10,000
C000242670 [Member]
Account Value [Line Items]
Accumulated Value	11,235	11,082	10,429		$ 10,000
C000237296 [Member]
Account Value [Line Items]
Accumulated Value	14,917	11,762	12,596			11,193					$ 10,000
C000237297 [Member]
Account Value [Line Items]
Accumulated Value	49,509	21,497	20,404			13,916			$ 10,000
Bloomberg U.S. 1000 Dividend Growth Index ($17,178) [Member]
Account Value [Line Items]
Accumulated Value	17,178	14,767	13,122			11,289		10,000
Bloomberg U.S. 1000 Index ($20,998) [Member]
Account Value [Line Items]
Accumulated Value	20,998	17,152	14,856			11,986		10,000
Bloomberg U.S. 1000 Growth Index ($23,193) [Member]
Account Value [Line Items]
Accumulated Value	23,193	19,162	16,448			12,829		10,000
Bloomberg U.S. 1000 Value Index ($17,027) [Member]
Account Value [Line Items]
Accumulated Value	17,027	13,492	11,982			10,445		10,000
Bloomberg 500 Index ($20,171) [Member]
Account Value [Line Items]
Accumulated Value	20,171	16,521	14,261			11,408				10,000
Bloomberg 500 Index/Solactive GBS United States 500 Index ($20,180) [Member]
Account Value [Line Items]
Accumulated Value	20,180	16,528	14,267			11,412				$ 10,000
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index (Net Total Return) [Member]
Account Value [Line Items]
Accumulated Value	21,396	13,410	12,243			10,368	$ 10,000
Bloomberg Natural Resources and Security Index [Member]
Account Value [Line Items]
Accumulated Value	18,080	14,657	11,355	10,000
Bloomberg U.S. 1000 Index ($17,224) [Member]
Account Value [Line Items]
Accumulated Value	17,224	14,069	12,186	$ 10,000
Bloomberg U.S. 600 Index / Bloomberg U.S. 2000 Index ($16,922) [Member]
Account Value [Line Items]
Accumulated Value	16,922	13,030	12,214			11,016		10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Accumulated Value	11,353	10,938	10,312		$ 10,000
Bloomberg U.S. Energy Select Index/ Solactive United States Energy Regulated Capped Index [Member]
Account Value [Line Items]
Accumulated Value	15,130	11,888	12,687			11,221					10,000
Bloomberg U.S. 1000 Index ($18,979) [Member]
Account Value [Line Items]
Accumulated Value	18,979	15,502	13,427			10,833					$ 10,000
Bloomberg U.S. Listed Semiconductors Select Index/Solactive United States Semiconductors 30 Capped Index [Member]
Account Value [Line Items]
Accumulated Value	50,525	21,771	20,566			13,967			10,000
Bloomberg U. S. 1000 Index ($20,729) [Member]
Account Value [Line Items]
Accumulated Value	20,729	16,932	14,666			11,832			$ 10,000
Bloomberg U.S. 1000 Index ($20,998) [Member]
Account Value [Line Items]
Accumulated Value	$ 20,998	$ 17,152	$ 14,856			$ 11,986		$ 10,000